2. Significant Accounting Policies (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies Details Narrative
Restricted cash	$ 264,832		$ 0	$ 0
Antidilutive shares	12,764,778	456,000
Convertible Notes Payable	$ 800,000